Revenue	9 Months Ended
Sep. 30, 2024
Revenue [Abstract]
Revenue
3. Revenue
Revenue— The Company disaggregates revenue based on the following revenue streams:
Gain on loans, net consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2024	2023	2024	2023
Gain on sale of loans, net	$15,836	$9,589	$44,032	$42,809
Integrated partnership fees	2,441	2,830	7,184	8,108
Loan repurchase reserve recovery/(provision)	3,226	(866)	10,168	(178)
Total gain on loans, net	$21,503	$11,553	$61,384	$50,739
Other revenue consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2024	2023	2024	2023
International lending revenue	$1,190	$1,072	$3,517	$2,740
Insurance Services	438	997	1,614	2,822
Real estate services	753	651	1,753	6,517
Other revenue	689	1,289	1,884	1,585
Total other revenue	$3,070	$4,009	$8,768	$13,664
Net interest income consisted of the following:

	Three Months Ended September 30,		Nine Months Ended September 30,
(Amounts in thousands)	2024	2023	2024	2023
Mortgage interest income	$5,400	$3,577	$12,832	$12,305
Interest Income from Investments	4,467	466	15,068	5,701
Warehouse interest expense	(3,815)	(2,758)	(8,582)	(9,544)
Other interest expense	(1,631)	(11,940)	(5,963)	(18,237)
Total net interest income/(loss)	$4,421	$(10,655)	$13,355	$(9,775)